Financial Risks - Schedule of Interest Rate Risk (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
3-month US LIBOR [member]
Disclosure of interest rates [line items]
Interest rate	4.77%	0.21%	0.24%	1.91%	2.81%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	2.13%	(0.57%)	(0.55%)	(0.38%)	(0.31%)
10-year US treasury [member]
Disclosure of interest rates [line items]
Interest rate	3.83%	1.78%	0.91%	1.91%	2.69%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	2.91%	(0.03%)	(0.48%)	(0.06%)	0.39%